American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
July 31, 2025

Balanced Fund - Schedule of Investments
JULY 31, 2025 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 60.0%
Air Freight and Logistics — 0.2%
FedEx Corp.	7,904	1,766,465
Automobiles — 0.8%
Tesla, Inc.(1)	22,763	7,017,150
Banks — 2.5%
Bank of America Corp.	155,767	7,363,106
JPMorgan Chase & Co.	28,310	8,386,554
Regions Financial Corp.	249,505	6,319,962
		22,069,622
Beverages — 0.4%
PepsiCo, Inc.	27,921	3,850,864
Biotechnology — 1.2%
AbbVie, Inc.	24,460	4,623,429
Gilead Sciences, Inc.	24,847	2,790,070
Vertex Pharmaceuticals, Inc.(1)	6,836	3,123,163
		10,536,662
Broadline Retail — 2.4%
Amazon.com, Inc.(1)	90,599	21,210,132
Building Products — 0.8%
Johnson Controls International PLC	69,501	7,297,605
Capital Markets — 3.0%
Ameriprise Financial, Inc.	6,843	3,545,974
Blackrock, Inc.	3,500	3,871,035
Intercontinental Exchange, Inc.	16,704	3,087,400
KKR & Co., Inc.	23,091	3,384,679
Morgan Stanley	49,544	7,058,038
S&P Global, Inc.	11,216	6,181,138
		27,128,264
Chemicals — 1.0%
Ecolab, Inc.	14,471	3,787,929
Linde PLC	12,063	5,552,116
		9,340,045
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	45,767	2,074,618
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	27,985	3,448,312
Motorola Solutions, Inc.	10,743	4,715,962
		8,164,274
Consumer Finance — 0.4%
American Express Co.	13,382	4,005,366
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	4,127	3,877,894
Sysco Corp.	53,031	4,221,268
		8,099,162
Containers and Packaging — 0.3%
Ball Corp.	47,268	2,706,566
Distributors — 0.2%
LKQ Corp.	55,380	1,632,049

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	42,376	1,811,998
Electric Utilities — 0.8%
NextEra Energy, Inc.	106,778	7,587,645

Electrical Equipment — 0.9%
Eaton Corp. PLC	12,184	4,687,428
GE Vernova, Inc.	4,426	2,922,444
		7,609,872
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	13,362	2,330,066
Energy Equipment and Services — 0.5%
Schlumberger NV	131,576	4,447,269
Entertainment — 0.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	9,164	919,607
Netflix, Inc.(1)	4,777	5,538,454
		6,458,061
Financial Services — 2.0%
Fiserv, Inc.(1)	17,171	2,385,739
Mastercard, Inc., Class A	17,791	10,078,068
Visa, Inc., Class A	15,735	5,435,970
		17,899,777
Ground Transportation — 0.6%
Uber Technologies, Inc.(1)	33,606	2,948,926
Union Pacific Corp.	12,069	2,678,956
		5,627,882
Health Care Equipment and Supplies — 0.8%
IDEXX Laboratories, Inc.(1)	6,877	3,674,450
Intuitive Surgical, Inc.(1)	7,340	3,531,200
		7,205,650
Health Care Providers and Services — 0.9%
Cencora, Inc.	6,334	1,812,031
Cigna Group	13,495	3,608,293
UnitedHealth Group, Inc.	9,537	2,380,053
		7,800,377
Hotels, Restaurants and Leisure — 1.2%
Airbnb, Inc., Class A(1)	7,386	977,980
Booking Holdings, Inc.	608	3,346,469
Chipotle Mexican Grill, Inc.(1)	54,664	2,343,992
Hilton Worldwide Holdings, Inc.	15,233	4,083,663
		10,752,104
Household Products — 1.2%
Church & Dwight Co., Inc.	28,822	2,702,639
Colgate-Palmolive Co.	22,978	1,926,705
Procter & Gamble Co.	39,940	6,009,772
		10,639,116
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	14,635	3,254,092
Industrial REITs — 0.5%
Prologis, Inc.	45,223	4,828,912
Insurance — 1.0%
Marsh & McLennan Cos., Inc.	13,551	2,699,359
MetLife, Inc.	51,069	3,878,691
Progressive Corp.	11,045	2,673,332
		9,251,382

Interactive Media and Services — 4.2%
Alphabet, Inc., Class A	113,154	21,714,253
Meta Platforms, Inc., Class A	20,684	15,997,833
		37,712,086
IT Services — 1.3%
Accenture PLC, Class A	14,103	3,766,911
International Business Machines Corp.	23,532	5,957,126
MongoDB, Inc.(1)	6,605	1,571,264
		11,295,301
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	15,493	1,778,752
Danaher Corp.	23,833	4,698,914
Thermo Fisher Scientific, Inc.	7,368	3,445,866
		9,923,532
Machinery — 1.7%
Cummins, Inc.	11,250	4,135,725
Deere & Co.	5,870	3,078,052
Parker-Hannifin Corp.	3,760	2,751,944
Xylem, Inc.	33,173	4,797,479
		14,763,200
Oil, Gas and Consumable Fuels — 0.9%
Cheniere Energy, Inc.	17,662	4,166,113
Williams Cos., Inc.	61,694	3,698,555
		7,864,668
Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	30,693	1,329,314
Eli Lilly & Co.	8,217	6,081,155
Merck & Co., Inc.	27,764	2,168,924
Zoetis, Inc.	25,586	3,730,183
		13,309,576
Professional Services — 0.4%
Automatic Data Processing, Inc.	11,457	3,545,941
Semiconductors and Semiconductor Equipment — 8.2%
Analog Devices, Inc.	28,049	6,300,647
Applied Materials, Inc.	8,321	1,498,279
ARM Holdings PLC, ADR(1)	7,996	1,130,434
ASML Holding NV	1,944	1,347,334
Broadcom, Inc.	61,684	18,116,591
NVIDIA Corp.	252,723	44,951,840
		73,345,125
Software — 7.7%
Cadence Design Systems, Inc.(1)	17,650	6,434,660
Crowdstrike Holdings, Inc., Class A(1)	5,277	2,398,766
Dynatrace, Inc.(1)	46,059	2,423,164
Microsoft Corp.	90,568	48,318,028
Salesforce, Inc.	9,619	2,484,876
ServiceNow, Inc.(1)	3,399	3,205,665
Workday, Inc., Class A(1)	14,200	3,257,196
		68,522,355
Specialized REITs — 0.6%
Equinix, Inc.	6,394	5,020,377
SBA Communications Corp.	3,299	741,351
		5,761,728
Specialty Retail — 2.0%
Home Depot, Inc.	20,716	7,613,337

O'Reilly Automotive, Inc.(1)	8,850	870,132
TJX Cos., Inc.	45,434	5,657,896
Tractor Supply Co.	67,769	3,859,445
		18,000,810
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	105,738	21,948,037
Textiles, Apparel and Luxury Goods — 0.1%
Deckers Outdoor Corp.(1)	12,261	1,301,750
Trading Companies and Distributors — 0.6%
Ferguson Enterprises, Inc.	10,651	2,378,688
United Rentals, Inc.	3,870	3,416,978
		5,795,666
TOTAL COMMON STOCKS (Cost $312,312,561)		537,492,822
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 13.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	76,043	75,317
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	44,022	43,552
		118,869
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 13.8%
FHLMC, 2.00%, 6/1/36	1,399,814	1,284,682
FHLMC, 3.50%, 2/1/49	1,623,128	1,482,676
FHLMC, 3.00%, 1/1/50	1,497,900	1,283,935
FHLMC, 3.50%, 5/1/50	263,533	237,860
FHLMC, 2.50%, 5/1/51	1,708,423	1,415,554
FHLMC, 3.50%, 5/1/51	828,340	748,887
FHLMC, 3.00%, 7/1/51	651,045	561,330
FHLMC, 2.00%, 8/1/51	1,433,550	1,132,866
FHLMC, 2.50%, 8/1/51	1,566,022	1,290,990
FHLMC, 2.50%, 10/1/51	778,026	647,307
FHLMC, 3.00%, 12/1/51	1,027,325	882,933
FHLMC, 3.00%, 2/1/52	857,943	744,920
FHLMC, 3.50%, 5/1/52	1,044,808	943,831
FHLMC, 4.00%, 5/1/52	890,456	828,270
FHLMC, 4.00%, 5/1/52	1,305,656	1,207,601
FHLMC, 4.00%, 6/1/52	2,871,320	2,670,796
FHLMC, 5.00%, 7/1/52	522,573	514,481
FHLMC, 4.50%, 10/1/52	2,081,255	1,986,254
FHLMC, 4.50%, 10/1/52	721,480	686,045
FHLMC, 4.50%, 10/1/52	1,451,880	1,380,579
FHLMC, 6.00%, 11/1/52	2,523,154	2,567,705
FHLMC, 5.50%, 12/1/52	402,498	403,311
FHLMC, 6.00%, 1/1/53	1,325,640	1,348,976
FHLMC, 6.50%, 11/1/53	1,349,342	1,397,110
FHLMC, 5.50%, 4/1/54	1,419,463	1,422,329
FNMA, 2.00%, 5/1/36	621,472	571,601
FNMA, 4.50%, 9/1/41	112,665	110,855
FNMA, 3.50%, 5/1/42	486,931	452,856
FNMA, 3.00%, 2/1/50	219,391	190,254
FNMA, 2.50%, 6/1/50	839,707	697,945
FNMA, 2.50%, 10/1/50	1,779,550	1,468,796
FNMA, 2.50%, 12/1/50	1,213,296	996,525
FNMA, 2.50%, 2/1/51	2,188,679	1,820,109
FNMA, 3.00%, 6/1/51	107,105	93,312
FNMA, 2.50%, 12/1/51	931,348	773,088

FNMA, 2.50%, 2/1/52	510,068	422,595
FNMA, 3.00%, 2/1/52	1,674,009	1,450,576
FNMA, 3.00%, 2/1/52	957,656	829,828
FNMA, 2.00%, 3/1/52	2,485,165	1,972,470
FNMA, 2.50%, 3/1/52	1,164,662	967,462
FNMA, 3.00%, 3/1/52	1,698,919	1,476,064
FNMA, 3.00%, 4/1/52	401,316	347,753
FNMA, 3.50%, 4/1/52	648,063	580,117
FNMA, 4.00%, 4/1/52	509,629	474,039
FNMA, 4.00%, 4/1/52	1,179,895	1,093,935
FNMA, 4.00%, 4/1/52	362,550	336,128
FNMA, 3.00%, 5/1/52	1,000,465	872,701
FNMA, 3.50%, 5/1/52	1,609,067	1,443,479
FNMA, 3.50%, 5/1/52	1,784,168	1,601,225
FNMA, 3.50%, 5/1/52	1,456,619	1,324,161
FNMA, 4.00%, 5/1/52	1,697,547	1,569,884
FNMA, 3.00%, 6/1/52	430,535	375,659
FNMA, 3.50%, 6/1/52	1,408,187	1,279,657
FNMA, 4.50%, 7/1/52	1,261,318	1,199,413
FNMA, 5.00%, 8/1/52	2,868,258	2,815,167
FNMA, 4.50%, 9/1/52	635,191	611,159
FNMA, 5.00%, 9/1/52	791,803	778,126
FNMA, 5.00%, 10/1/52	2,496,613	2,444,862
FNMA, 5.50%, 10/1/52	1,302,425	1,299,350
FNMA, 5.00%, 1/1/53	2,062,065	2,019,527
FNMA, 5.50%, 1/1/53	2,337,907	2,333,636
FNMA, 5.50%, 1/1/53	2,690,353	2,683,239
FNMA, 6.50%, 1/1/53	1,965,306	2,035,788
FNMA, 5.50%, 3/1/53	378,936	380,593
FNMA, 6.00%, 9/1/53	1,310,302	1,340,504
FNMA, 6.00%, 9/1/53	2,015,493	2,048,401
FNMA, 5.50%, 3/1/54	3,366,509	3,356,653
FNMA, 6.00%, 5/1/54	1,633,609	1,660,156
GNMA, 2.50%, TBA	2,731,000	2,297,046
GNMA, 4.00%, TBA	3,741,000	3,445,791
GNMA, 5.50%, TBA	1,636,000	1,632,096
GNMA, 7.00%, 4/20/26	772	798
GNMA, 7.50%, 8/15/26	899	901
GNMA, 7.00%, 5/15/31	8,524	8,794
GNMA, 4.50%, 6/15/41	108,148	104,952
GNMA, 3.50%, 6/20/42	204,632	189,482
GNMA, 3.00%, 5/20/50	451,948	396,762
GNMA, 3.00%, 7/20/50	1,194,320	1,047,745
GNMA, 2.00%, 10/20/50	3,783,190	3,057,978
GNMA, 2.50%, 11/20/50	1,651,936	1,378,777
GNMA, 2.50%, 2/20/51	1,151,735	971,388
GNMA, 3.50%, 6/20/51	779,221	704,763
GNMA, 3.00%, 7/20/51	1,116,646	977,840
GNMA, 4.00%, 9/20/52	3,057,794	2,842,579
GNMA, 4.50%, 9/20/52	2,876,382	2,747,549
GNMA, 4.50%, 10/20/52	2,364,533	2,260,075
GNMA, 5.00%, 12/20/54	1,487,819	1,454,499

UMBS, 5.00%, TBA	7,698,000	7,493,480
UMBS, 5.50%, TBA	8,886,000	8,840,344
		123,524,515
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $127,129,660)		123,643,384
U.S. TREASURY SECURITIES — 8.1%
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	582,680
U.S. Treasury Bonds, 4.625%, 2/15/40	700,000	697,553
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,343,781
U.S. Treasury Bonds, 3.75%, 8/15/41	700,000	621,141
U.S. Treasury Bonds, 4.375%, 8/15/43	800,000	754,344
U.S. Treasury Bonds, 4.75%, 11/15/43	4,700,000	4,641,984
U.S. Treasury Bonds, 4.50%, 2/15/44	1,700,000	1,624,397
U.S. Treasury Bonds, 4.625%, 5/15/44	1,800,000	1,746,105
U.S. Treasury Bonds, 4.125%, 8/15/44	1,300,000	1,177,490
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,183,027
U.S. Treasury Bonds, 5.00%, 5/15/45	300,000	304,453
U.S. Treasury Notes, 4.625%, 9/15/26	300,000	301,588
U.S. Treasury Notes, 3.875%, 6/15/28	500,000	499,980
U.S. Treasury Notes, 4.125%, 3/31/29(2)	12,000,000	12,088,828
U.S. Treasury Notes, 4.00%, 5/31/30	3,900,000	3,910,055
U.S. Treasury Notes, 3.875%, 7/31/30	1,600,000	1,594,313
U.S. Treasury Notes, 4.125%, 8/31/30	8,900,000	8,964,664
U.S. Treasury Notes, 4.875%, 10/31/30	4,600,000	4,792,535
U.S. Treasury Notes, 4.375%, 11/30/30	7,700,000	7,841,818
U.S. Treasury Notes, 3.75%, 12/31/30	2,500,000	2,469,775
U.S. Treasury Notes, 4.125%, 10/31/31	1,200,000	1,202,836
U.S. Treasury Notes, 4.125%, 5/31/32	7,000,000	6,997,813
U.S. Treasury Notes, 4.00%, 6/30/32	7,000,000	6,944,219
TOTAL U.S. TREASURY SECURITIES (Cost $72,577,724)		72,285,379
CORPORATE BONDS — 7.9%
Aerospace and Defense — 0.1%
Boeing Co., 5.71%, 5/1/40	295,000	293,240
Northrop Grumman Corp., 5.15%, 5/1/40	190,000	184,860
		478,100
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29	727,000	756,441
GXO Logistics, Inc., 6.50%, 5/6/34	210,000	220,491
		976,932
Automobiles — 0.2%
American Honda Finance Corp., 4.95%, 1/9/26	495,000	495,715
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	390,000	392,824
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	260,000	273,695
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	262,000	262,278
General Motors Financial Co., Inc., 5.60%, 6/18/31	298,000	304,193
General Motors Financial Co., Inc., 6.15%, 7/15/35	345,000	353,834
Hyundai Capital America, 6.50%, 1/16/29(3)	117,000	123,455
		2,205,994
Banks — 1.3%
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(3)	599,000	525,003
Bank of America Corp., VRN, 5.51%, 1/24/36	340,000	348,534
Bank of Montreal, VRN, 6.875%, 11/26/85	560,000	562,520
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	165,000	154,078
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	520,000	553,603

Bank of Nova Scotia, VRN, 8.00%, 1/27/84	480,000	512,887
BNP Paribas SA, VRN, 4.375%, 3/1/33(3)	349,000	342,409
BPCE SA, VRN, 3.65%, 1/14/37(3)	480,000	424,057
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85	795,000	804,142
Citibank NA, 4.91%, 5/29/30	531,000	539,488
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	118,629
Citigroup, Inc., VRN, 5.61%, 3/4/56	185,000	180,639
Intesa Sanpaolo SpA, 3.875%, 7/14/27(3)	400,000	393,975
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(3)	536,000	497,627
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	789,000	826,631
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	549,000	561,581
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	644,000	675,668
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	210,000	212,862
JPMorgan Chase & Co., VRN, 5.58%, 7/23/36	260,000	264,018
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	225,000	226,066
Royal Bank of Canada, VRN, 5.15%, 2/4/31	588,000	599,910
Royal Bank of Canada, VRN, 4.70%, 8/6/31(4)	354,000	354,442
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	901,000	951,986
U.S. Bancorp, VRN, 5.73%, 10/21/26	270,000	270,592
Wells Fargo & Co., VRN, 5.56%, 7/25/34	212,000	218,850
Wells Fargo & Co., VRN, 5.61%, 4/23/36	460,000	473,956
Wells Fargo & Co., VRN, 5.01%, 4/4/51	320,000	290,193
		11,884,346
Biotechnology — 0.1%
AbbVie, Inc., 5.35%, 3/15/44	275,000	268,887
Amgen, Inc., 5.65%, 3/2/53	435,000	420,926
		689,813
Capital Markets — 0.6%
Blackstone Private Credit Fund, 5.95%, 7/16/29	90,000	91,829
Blue Owl Capital Corp., 5.95%, 3/15/29	268,000	268,693
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	630,000	666,151
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	193,000	192,904
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	307,649
HPS Corporate Lending Fund, 5.45%, 1/14/28	160,000	160,399
HPS Corporate Lending Fund, 6.25%, 9/30/29	179,000	183,040
LPL Holdings, Inc., 5.15%, 6/15/30	360,000	364,291
Morgan Stanley, VRN, 5.16%, 4/20/29	271,000	275,410
Morgan Stanley, VRN, 6.41%, 11/1/29	170,000	179,460
Morgan Stanley, VRN, 6.63%, 11/1/34	760,000	838,463
Morgan Stanley, VRN, 5.83%, 4/19/35	152,000	159,389
Morgan Stanley, VRN, 5.52%, 11/19/55	143,000	140,186
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,069,000	1,035,444
State Street Corp., VRN, 5.75%, 11/4/26	270,000	270,704
		5,134,012
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.50%, 2/24/55	257,000	254,725
Motorola Solutions, Inc., 4.85%, 8/15/30	250,000	251,783
Motorola Solutions, Inc., 5.20%, 8/15/32	260,000	263,581
		770,089
Construction Materials — 0.0%
Martin Marietta Materials, Inc., 5.15%, 12/1/34	367,000	368,341
Consumer Finance — 0.2%
Ally Financial, Inc., 8.00%, 11/1/31	646,000	730,167
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(3)	148,000	154,120
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(3)	128,000	129,021

Capital One Financial Corp., VRN, 2.36%, 7/29/32	190,000	161,839
OneMain Finance Corp., 7.50%, 5/15/31	179,000	186,718
		1,361,865
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	360,000	354,947
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	675,000	667,192
Massachusetts Institute of Technology, 5.62%, 6/1/55	95,000	97,408
Novant Health, Inc., 3.17%, 11/1/51	245,000	161,331
Pepperdine University, 3.30%, 12/1/59	355,000	225,120
		1,151,051
Diversified REITs — 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	200,183
Kilroy Realty LP, 3.05%, 2/15/30	215,000	194,464
Kilroy Realty LP, 2.50%, 11/15/32	280,000	225,966
Kilroy Realty LP, 2.65%, 11/15/33	283,000	224,413
Piedmont Operating Partnership LP, 9.25%, 7/20/28	435,000	479,087
Piedmont Operating Partnership LP, 6.875%, 7/15/29	78,000	81,634
Trust Fibra Uno, 4.87%, 1/15/30(3)	260,000	248,139
Trust Fibra Uno, 7.70%, 1/23/32(3)	205,000	216,783
		1,870,669
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 6.375%, 3/1/41	65,000	69,218
Sprint Capital Corp., 6.875%, 11/15/28	291,000	311,190
Verizon Communications, Inc., 2.99%, 10/30/56	270,000	162,062
		542,470
Electric Utilities — 0.8%
AEP Transmission Co. LLC, 5.375%, 6/15/35	74,000	75,259
Arizona Public Service Co., 5.70%, 8/15/34	292,000	301,698
Black Hills Corp., 6.00%, 1/15/35	204,000	212,199
Commonwealth Edison Co., 5.30%, 2/1/53	144,000	136,011
Commonwealth Edison Co., 5.95%, 6/1/55	123,000	127,646
Duke Energy Corp., 5.00%, 8/15/52	230,000	200,858
Duke Energy Corp., 5.80%, 6/15/54	360,000	352,191
Duke Energy Progress LLC, 4.35%, 3/6/27	324,000	324,514
Duke Energy Progress LLC, 4.15%, 12/1/44	425,000	347,510
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	113,673
Duke Energy Florida LLC, 5.95%, 11/15/52	225,000	231,698
Duke Energy Progress LLC, 5.55%, 3/15/55	200,000	195,826
Electricite de France SA, 6.95%, 1/26/39(3)	503,000	554,745
Florida Power & Light Co., 4.125%, 2/1/42	614,000	520,667
MidAmerican Energy Co., 5.30%, 2/1/55	220,000	208,528
MidAmerican Energy Co., 5.85%, 9/15/54	980,000	1,002,130
Niagara Mohawk Power Corp., 4.65%, 10/3/30(3)	135,000	134,129
Northern States Power Co., 5.10%, 5/15/53	260,000	241,493
Northern States Power Co., 5.65%, 5/15/55	157,000	157,365
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	120,950
PECO Energy Co., 4.375%, 8/15/52	340,000	280,293
Public Service Electric & Gas Co., 5.50%, 3/1/55	380,000	374,913
Southern Co., VRN, 4.00%, 1/15/51	296,000	294,874
Union Electric Co., 5.45%, 3/15/53	225,000	215,919
		6,725,089
Electronic Equipment, Instruments and Components — 0.0%
Keysight Technologies, Inc., 5.35%, 7/30/30	258,000	265,439

Entertainment — 0.0%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	223,000	218,793
Warnermedia Holdings, Inc., 3.76%, 3/15/27	40,000	38,463
		257,256
Financial Services — 0.3%
Antares Holdings LP, 6.35%, 10/23/29(3)	665,000	670,660
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(3)	1,000,000	1,009,226
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(3)	346,000	348,126
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	263,000	263,236
Nationwide Building Society, VRN, 4.125%, 10/18/32(3)	250,000	243,957
		2,535,205
Food Products — 0.1%
Flowers Foods, Inc., 5.75%, 3/15/35	225,000	229,280
Mars, Inc., 5.20%, 3/1/35(3)	528,000	530,823
Mars, Inc., 5.65%, 5/1/45(3)	315,000	313,078
Mars, Inc., 5.70%, 5/1/55(3)	179,000	176,787
		1,249,968
Gas Utilities — 0.0%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	158,000	151,407
Snam SpA, 6.50%, 5/28/55(3)	208,000	216,232
		367,639
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(3)	400,000	415,296
United Rentals North America, Inc., 6.00%, 12/15/29(3)	155,000	157,897
		573,193
Health Care Equipment and Supplies — 0.0%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(3)	428,000	436,942
Health Care Providers and Services — 0.5%
Centene Corp., 4.625%, 12/15/29	170,000	161,770
CVS Health Corp., 6.00%, 6/1/44	410,000	404,069
CVS Health Corp., VRN, 7.00%, 3/10/55	245,000	252,678
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	126,201
HCA, Inc., 5.25%, 3/1/30	276,000	282,052
HCA, Inc., 6.20%, 3/1/55	130,000	129,817
Icon Investments Six DAC, 6.00%, 5/8/34	301,000	308,188
IQVIA, Inc., 6.25%, 2/1/29	442,000	462,202
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	141,594
Tenet Healthcare Corp., 6.25%, 2/1/27	325,000	325,421
Tenet Healthcare Corp., 5.125%, 11/1/27	134,000	133,542
UnitedHealth Group, Inc., 5.30%, 6/15/35	393,000	397,289
UnitedHealth Group, Inc., 5.50%, 7/15/44	436,000	421,197
UnitedHealth Group, Inc., 5.05%, 4/15/53	495,000	434,912
Universal Health Services, Inc., 5.05%, 10/15/34	240,000	228,243
		4,209,175
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp., 4.00%, 8/1/28(3)	585,000	568,547
Hyatt Hotels Corp., 5.75%, 3/30/32	161,000	165,189
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(3)	578,000	587,900
		1,321,636
Household Durables — 0.1%
DR Horton, Inc., 4.85%, 10/15/30	251,000	252,558
Meritage Homes Corp., 5.65%, 3/15/35	252,000	251,290
		503,848
Industrial Conglomerates — 0.0%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(3)	350,000	343,401

Insurance — 0.3%
American International Group, Inc., 4.375%, 6/30/50	210,000	173,823
Athene Global Funding, 5.53%, 7/11/31(3)	292,000	298,159
Beacon Funding Trust, 6.27%, 8/15/54(3)	310,000	307,040
CNO Financial Group, Inc., 6.45%, 6/15/34	215,000	224,102
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(3)	440,000	428,264
Lincoln National Corp., 7.00%, 6/15/40	330,000	363,109
MetLife, Inc., 6.40%, 12/15/66	300,000	312,807
Travelers Cos., Inc., 5.05%, 7/24/35	125,000	125,359
Travelers Cos., Inc., 5.70%, 7/24/55	130,000	131,020
		2,363,683
Machinery — 0.2%
AGCO Corp., 5.80%, 3/21/34	293,000	298,765
Caterpillar, Inc., 5.20%, 5/15/35	168,000	171,366
Nordson Corp., 4.50%, 12/15/29	495,000	492,101
Weir Group, Inc., 5.35%, 5/6/30(3)	421,000	426,711
		1,388,943
Media — 0.1%
Cox Communications, Inc., 5.70%, 6/15/33(3)	278,000	279,963
Paramount Global, 4.375%, 3/15/43	467,000	353,663
Time Warner Cable LLC, 6.55%, 5/1/37	429,000	440,992
		1,074,618
Metals and Mining — 0.2%
Glencore Funding LLC, 5.19%, 4/1/30(3)	600,000	609,952
Glencore Funding LLC, 5.89%, 4/4/54(3)	110,000	108,166
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	380,000	389,155
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	251,000	251,453
		1,358,726
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(3)	680,000	660,696
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(3)	525,000	550,258
		1,210,954
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	455,000	410,277
Engie SA, 5.875%, 4/10/54(3)	510,000	511,706
NiSource, Inc., 5.35%, 7/15/35	340,000	341,260
Sempra, 3.25%, 6/15/27	180,000	175,929
		1,439,172
Oil, Gas and Consumable Fuels — 0.7%
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	184,398
Cheniere Energy, Inc., 4.625%, 10/15/28	385,000	383,068
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(3)	330,000	347,005
Diamondback Energy, Inc., 6.25%, 3/15/33	320,000	340,324
Enbridge, Inc., VRN, 6.00%, 1/15/77	850,000	850,517
Energy Transfer LP, 6.55%, 12/1/33	601,000	648,784
Energy Transfer LP, 6.125%, 12/15/45	340,000	335,230
Eni SpA, 5.95%, 5/15/54(3)	307,000	296,273
EOG Resources, Inc., 5.95%, 7/15/55	66,000	66,703
Expand Energy Corp., 6.75%, 4/15/29(3)	122,000	123,090
Northern Natural Gas Co., 5.625%, 2/1/54(3)	155,000	148,127
Petroleos Mexicanos, 5.35%, 2/12/28	1,197,000	1,167,835
Petroleos Mexicanos, 6.84%, 1/23/30	103,000	101,422
Petroleos Mexicanos, 5.95%, 1/28/31	1,110,000	1,030,993
Shell Finance U.S., Inc., 4.375%, 5/11/45	180,000	151,718
SM Energy Co., 6.75%, 9/15/26	265,000	265,807

Southern Natural Gas Co. LLC, 5.45%, 8/1/35(3)	125,000	125,279
		6,566,573
Passenger Airlines — 0.0%
Delta Air Lines, Inc., 4.95%, 7/10/28	305,000	306,544
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	365,000	353,297
Semiconductors and Semiconductor Equipment — 0.4%
Foundry JV Holdco LLC, 5.50%, 1/25/31(3)	417,000	425,892
Foundry JV Holdco LLC, 5.90%, 1/25/33(3)	232,000	238,621
Foundry JV Holdco LLC, 5.875%, 1/25/34(3)	180,000	181,927
Foundry JV Holdco LLC, 6.10%, 1/25/36(3)	252,000	257,824
Foundry JV Holdco LLC, 6.30%, 1/25/39(3)	497,000	512,231
Intel Corp., 3.90%, 3/25/30	575,000	553,552
Intel Corp., 5.15%, 2/21/34	280,000	277,072
Intel Corp., 5.60%, 2/21/54	215,000	190,107
Micron Technology, Inc., 5.30%, 1/15/31	620,000	632,934
		3,270,160
Software — 0.3%
AppLovin Corp., 5.125%, 12/1/29	107,000	108,326
AppLovin Corp., 5.375%, 12/1/31	211,000	215,091
AppLovin Corp., 5.50%, 12/1/34	345,000	349,140
Oracle Corp., 3.60%, 4/1/40	1,112,000	878,139
Oracle Corp., 5.50%, 9/27/64	200,000	178,827
Synopsys, Inc., 5.00%, 4/1/32	670,000	677,159
		2,406,682
Specialized REITs — 0.1%
EPR Properties, 4.95%, 4/15/28	520,000	520,371
EPR Properties, 3.75%, 8/15/29	110,000	104,540
VICI Properties LP, 5.75%, 4/1/34	152,000	155,614
		780,525
Specialty Retail — 0.0%
Home Depot, Inc., 5.30%, 6/25/54	252,000	240,247
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 4.50%, 5/12/32	520,000	523,319
Dell International LLC/EMC Corp., 5.30%, 4/1/32	168,000	171,483
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	295,000	294,003
		988,805
Trading Companies and Distributors — 0.0%
Aircastle Ltd., 5.95%, 2/15/29(3)	195,000	201,791
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	461,000	485,456
TOTAL CORPORATE BONDS (Cost $71,060,219)		71,013,596
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.6%
Private Sponsor Collateralized Mortgage Obligations — 4.5%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,146	1,139
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(3)	808,107	813,075
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(3)	968,134	893,382
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(3)	897,964	903,519
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(3)	354,503	356,675
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(3)	501,192	503,853
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(3)	616,811	614,612
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(3)	989,667	989,211
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(3)	402,305	401,481
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(3)	1,261,551	1,261,863

Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(3)	1,484,325	1,496,948
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	723	717
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(3)	1,398,776	1,396,303
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(3)	907,990	915,153
Citigroup Mortgage Loan Trust, Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(3)	853,177	853,045
EFMT, Series 2025-CES2, Class A1A, 5.66%, 2/25/60(3)	864,781	868,037
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(3)	150,492	134,433
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(3)	448,393	451,213
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(3)	589,082	589,140
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(3)	451,661	454,234
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(3)	477,739	479,970
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(3)	939,334	942,110
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, VRN, 5.50%, 12/25/55(3)	1,347,000	1,345,027
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	141,618	126,495
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(3)	1,156,252	1,154,474
JP Morgan Mortgage Trust, Series 2023-8, Class A2, VRN, 6.00%, 2/25/54(3)	297,017	298,794
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(3)	877,410	876,268
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(3)	647,370	645,331
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(3)	1,350,058	1,358,140
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(3)	549,192	551,216
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(3)	694,049	695,106
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(3)	785,072	790,930
JP Morgan Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 7/25/55(3)	1,227,877	1,238,063
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(3)	527,572	472,749
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(3)	576,032	581,779
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(3)	628,560	631,409
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.63%, 3/25/53(3)	210,034	206,740
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.67%, 4/25/53(3)	344,965	341,940
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(3)	299,243	301,681
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(3)	635,081	641,600
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(3)	1,339,102	1,338,106
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(3)	1,684,176	1,683,296
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 7/25/55(3)	1,300,000	1,297,499
Radian Mortgage Capital Trust, Series 2025-J3, Class A15, VRN, 5.50%, 12/25/55(3)	600,000	598,747
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(3)	496,827	498,108
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(3)	335,184	334,254
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(3)	388,990	389,104
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(3)	680,774	681,097
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(3)	741,700	746,511
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(3)	385,451	384,232
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(3)	515,396	514,715
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(3)	783,200	785,331
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(3)	433,257	432,542
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(3)	1,550,000	1,551,966
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(3)	33,618	29,940
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.83%, 3/25/64(3)	999,523	1,007,269
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	135,249	125,244
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	154,662	143,238
		40,119,054
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 6/25/43(3)	92,816	93,352
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.46%, (30-day average SOFR plus 3.11%), 10/25/29	103,658	105,386

FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	7,537,209	1,003,459
		1,202,197
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,110,094)		41,321,251
CONVERTIBLE PREFERRED SECURITIES — 1.8%
Banks — 1.5%
Australia & New Zealand Banking Group Ltd., 6.75%(3)	205,000	208,100
Banco Bilbao Vizcaya Argentaria SA, 6.125%	600,000	596,169
Banco Santander SA, 4.75%	600,000	588,316
BNP Paribas SA, 8.50%(3)	422,000	451,026
BNP Paribas SA, 7.375%(3)	300,000	300,675
BNP Paribas SA, 4.625%(3)	392,000	384,826
Credit Agricole SA, 8.125%(3)	1,550,000	1,568,344
Danske Bank AS, 4.375%	1,470,000	1,452,580
ING Groep NV, 5.75%	1,250,000	1,247,077
Intesa Sanpaolo SpA, 7.70%(3)	555,000	557,774
Lloyds Banking Group PLC, 6.75%	200,000	202,026
Lloyds Banking Group PLC, 7.50%	1,085,000	1,089,043
Macquarie Bank Ltd., 6.125%(3)	647,000	653,922
NatWest Group PLC, 6.00%	1,120,000	1,124,447
Nordea Bank Abp, 6.625%(3)	1,250,000	1,260,084
Skandinaviska Enskilda Banken AB, 6.875%	800,000	818,767
Societe Generale SA, 4.75%(3)	492,000	487,329
Societe Generale SA, 9.375%(3)	200,000	214,559
		13,205,064
Capital Markets — 0.1%
Deutsche Bank AG, 6.00%	600,000	599,145
UBS Group AG, 9.25%(3)	485,000	533,515
		1,132,660
Insurance — 0.2%
Allianz SE, 3.50%(3)	1,400,000	1,384,290
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $15,548,080)		15,722,014
ASSET-BACKED SECURITIES — 1.6%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	642,000	617,119
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(3)	592,619	554,517
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(3)	559,624	564,735
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(3)	738,833	733,889
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(3)	700,000	681,067
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(3)	1,748,776	1,656,085
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(3)	1,000,000	966,231
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	248,220	227,246
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(3)	474,856	390,089
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(3)	600,000	606,662
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	1,350,000	1,068,172
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(3)	583,496	592,636
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(3)	569,693	572,171
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(3)	357,350	359,933
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(3)	253,779	256,914
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(3)	764,983	770,734
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(3)	267,896	268,499
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(3)	300,000	308,609
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(3)	150,000	154,246
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	65,730	64,779
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(3)	1,183,060	1,200,242

Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(3)	525,000	525,474
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(3)	569,691	575,162
TOTAL ASSET-BACKED SECURITIES (Cost $14,100,911)		13,715,211
PREFERRED SECURITIES — 1.0%
Banks — 0.6%
Bank of America Corp., 6.25%	810,000	809,238
Citigroup, Inc., 6.875%	560,000	566,160
Citigroup, Inc., 3.875%	845,000	837,178
Citigroup, Inc., 4.00%	1,097,000	1,092,419
Citizens Financial Group, Inc., 5.65%	725,000	724,984
Fifth Third Bancorp, 4.50%	545,000	544,069
M&T Bank Corp., 5.125%	40,000	39,658
Wells Fargo & Co., 3.90%	1,110,000	1,100,338
		5,714,044
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	925,000	912,982
Charles Schwab Corp., 5.00%	740,000	736,612
		1,649,594
Consumer Finance — 0.1%
American Express Co., 3.55%	1,120,000	1,097,468
Multi-Utilities — 0.1%
Sempra, 4.875%	770,000	768,292
TOTAL PREFERRED SECURITIES (Cost $9,145,717)		9,229,398
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/29(3)	505,000	516,340
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	1,267,000	1,311,966
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	692,000	725,428
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	338,000	353,095
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(3)	1,064,000	1,045,967
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(3)	557,000	564,252
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(3)	760,000	776,209
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(3)	765,000	791,722
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.78%, (1-month SOFR plus 1.44%), 2/15/42(3)	1,213,000	1,208,837
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,214,590)		7,293,816
COLLATERALIZED LOAN OBLIGATIONS — 0.7%
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.57%, (1-month SOFR plus 2.23%), 2/19/38(3)	446,103	447,417
Elmwood CLO 37 Ltd., Series 2024-13A, Class C, VRN, 6.02%, (3-month SOFR plus 1.70%), 1/17/38(3)	850,000	850,632
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class C, VRN, 6.08%, (3-month SOFR plus 1.75%), 1/20/39(3)	850,000	851,374
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class C, VRN, 6.13%, (3-month SOFR plus 1.80%), 1/20/38(3)	843,000	845,162
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.10%, (3-month SOFR plus 1.78%), 1/25/38(3)	400,000	400,686
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.91%, (1-month SOFR plus 1.56%), 10/16/36(3)	1,075,000	1,071,770
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.28%, (3-month SOFR plus 1.96%), 1/16/31(3)	236,371	237,060
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.52%, (3-month SOFR plus 1.20%), 2/15/33(3)	500,000	497,230
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 6.69%, (1-month SOFR plus 2.34%), 5/25/38(3)	65,251	65,277
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.24%, (3-month SOFR plus 1.91%), 8/15/30(3)	900,000	901,350

THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.16%, (3-month SOFR plus 1.83%), 10/18/30(3)		182,290	182,430
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,345,870)			6,350,388
EXCHANGE-TRADED FUNDS — 0.6%
iShares Core S&P 500 ETF (Cost $4,845,679)		7,610	4,831,589
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32		700,000	789,417
FNMA, 0.75%, 10/8/27		2,000,000	1,868,569
FNMA, 0.875%, 8/5/30		1,900,000	1,637,269
FNMA, 6.625%, 11/15/30		400,000	450,212
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,879,610)			4,745,467
MUNICIPAL SECURITIES — 0.4%
California State University Rev., 2.98%, 11/1/51		500,000	331,742
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49		275,000	218,490
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34		660,000	570,808
Houston GO, 3.96%, 3/1/47		120,000	99,199
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47		570,000	420,095
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		130,000	131,917
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		95,000	108,686
New York City GO, 6.27%, 12/1/37		95,000	101,394
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48		330,000	237,011
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		50,000	45,860
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		245,000	154,071
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(5)		180,000	182,099
State of California GO, 7.60%, 11/1/40		80,000	96,135
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41		185,000	187,574
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55		55,000	57,284
University of California Rev., 3.07%, 5/15/51		180,000	116,271
TOTAL MUNICIPAL SECURITIES (Cost $3,733,329)			3,058,636
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Brazil — 0.0%
Brazil Government International Bonds, 6.625%, 3/15/35		327,000	329,031
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		170,000	159,677
Luxembourg — 0.1%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(3)(4)		865,000	869,974
New Zealand — 0.1%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	1,200,000	705,981
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,068,899)			2,064,663
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $4,714,746)		4,714,746	4,714,746
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $696,787,689)			917,482,360
OTHER ASSETS AND LIABILITIES — (2.5)%			(22,055,786)
TOTAL NET ASSETS — 100.0%			$895,426,574

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	79,689	USD	94,513	Goldman Sachs & Co. LLC	9/26/25	$(3,253)
EUR	132,688	USD	154,575	Goldman Sachs & Co. LLC	9/26/25	(2,620)
EUR	607,723	USD	712,337	JPMorgan Chase Bank NA	9/26/25	(16,368)
EUR	557,367	USD	654,942	Morgan Stanley & Co. LLC	9/26/25	(16,640)
EUR	27,595	USD	32,409	Morgan Stanley & Co. LLC	9/26/25	(807)
EUR	51,390	USD	60,709	Morgan Stanley & Co. LLC	9/26/25	(1,857)
USD	650,619	EUR	560,825	Goldman Sachs & Co. LLC	9/26/25	8,358
USD	650,859	EUR	560,825	JPMorgan Chase Bank NA	9/26/25	8,598
USD	650,060	EUR	560,825	Morgan Stanley & Co. LLC	9/26/25	7,799
USD	153,920	EUR	131,555	Morgan Stanley & Co. LLC	9/26/25	3,262
USD	42,887	EUR	36,683	Morgan Stanley & Co. LLC	9/26/25	877
USD	47,123	EUR	40,319	Morgan Stanley & Co. LLC	9/26/25	950
USD	49,601	EUR	42,797	Morgan Stanley & Co. LLC	9/26/25	590
USD	650,568	EUR	560,825	UBS AG	9/26/25	8,307
USD	704,346	NZD	1,167,585	Goldman Sachs & Co. LLC	9/17/25	15,445
						$12,641

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	57	September 2025	$6,445,453	$8,879
U.S. Treasury Long Bonds	27	September 2025	3,083,063	49,494
U.S. Treasury Ultra Bonds	100	September 2025	11,731,250	147,618
			$21,259,766	$205,991
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Buy	(5.00)%	6/20/30	$3,500,000	$(254,204)	$(18,992)	$(273,196)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
NZD	–	New Zealand Dollar
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,110,157.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $90,855,204, which represented 10.1% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$536,145,488	$1,347,334	—
U.S. Government Agency Mortgage-Backed Securities	—	123,643,384	—
U.S. Treasury Securities	—	72,285,379	—
Corporate Bonds	—	71,013,596	—
Collateralized Mortgage Obligations	—	41,321,251	—
Convertible Preferred Securities	—	15,722,014	—
Asset-Backed Securities	—	13,715,211	—
Preferred Securities	—	9,229,398	—
Commercial Mortgage-Backed Securities	—	7,293,816	—
Collateralized Loan Obligations	—	6,350,388	—
Exchange-Traded Funds	4,831,589	—	—
U.S. Government Agency Securities	—	4,745,467	—
Municipal Securities	—	3,058,636	—
Sovereign Governments and Agencies	—	2,064,663	—
Short-Term Investments	4,714,746	—	—
	$545,691,823	$371,790,537	—
Other Financial Instruments
Futures Contracts	$205,991	—	—
Forward Foreign Currency Exchange Contracts	—	$54,186	—
	$205,991	$54,186	—
Liabilities
Other Financial Instruments
Swap Agreements	—	$273,196	—
Forward Foreign Currency Exchange Contracts	—	41,545	—
	—	$314,741	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.